CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 24,602	€ 26,009	€ 23,178
Cost of sales	(17,426)	(16,864)	(13,853)
Gross profit	7,176	9,145	9,325
Selling expenses	(7,118)	(7,332)	(6,474)
Administrative expenses	(6,952)	(5,587)	(5,129)
Research and development expenses	(7,212)	(6,334)	(5,528)
Other operating expenses	(945)	(751)	(1,844)
Other operating income	2,143	1,297	1,001
Operating loss	(12,908)	(9,562)	(8,649)
Finance expense	(1,458)	(1,143)	(190)
Finance income	144	1,952	365
Financial result	(1,314)	809	175
Loss before income taxes	(14,222)	(8,753)	(8,474)
Income tax expense	(9)	(11)	(80)
Net loss	(14,231)	(8,764)	(8,554)
Other comprehensive income (loss) that may be reclassified subsequently to profit or loss	(403)	(179)	505
Total comprehensive loss	(14,634)	(8,943)	(8,049)
Loss attributable to:
Owner of the Company	(13,967)	(8,728)	(8,538)
Non-controlling interests	(264)	(36)	(16)
Net loss	(14,231)	(8,764)	(8,554)
Total comprehensive loss attributable to:
Owner of the Company	(14,370)	(8,907)	(8,033)
Non-controlling interests	(264)	(36)	(16)
Total comprehensive loss	€ (14,634)	€ (8,943)	€ (8,049)
Weighted average number of ordinary shares outstanding (in shares)	4,836,000	3,940,636	3,720,000
Loss per share - basic/ diluted (in EUR per share)	€ (2.94)	€ (2.21)	€ (2.30)